90149-P4 11/25

LEGG MASON PARTNERS INVESTMENT TRUST

SUPPLEMENT DATED NOVEMBER 17, 2025

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION

EACH DATED MARCH 1, 2025 OF

CLEARBRIDGE SMALL CAP GROWTH FUND (THE “FUND”)

This supplement replaces and supersedes the supplement dated October 10, 2025.

Effective on or about December 11, 2025, the Fund will reopen to purchases and incoming exchanges from new investors. Please see the section titled “Share class availability” in the Fund’s prospectus for information regarding each share class’s availability.

Please retain this supplement for future reference.